Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions
Schedule of total provisions
	2017	2016

	£m	£m
Provision in respect of defined benefit pension schemesC9	180	288
Other provisions (see below)	943	659

Total provisions	1,123	947

Schedule of analysis of other provisions

	2017	2016

	£m	£m
At 1 January	659	519
Charged to income statement:
Additional provisions	542	381
Unused amounts released	(9)	(53)
Used during the year	(239)	(222)
Exchange differences	(10)	34

Total at 31 December	943	659